Retirement benefit obligations - Analysis of fair value of plan assets (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Retirement benefit obligations
Equity instruments	£ 2	£ 3
Debt instruments- unquoted	15	16
Insurance policies		1,239
Other	21	47
Total plan assets	38	1,305
Cumulative actuarial gain recognised	34	32
Remeasurement gain (loss) recognised	£ 2	£ 1